CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income	Statutory Reserve	Total shareholders' equity attributable to Vimicro International Corporation	Non-controlling Interests
Balance at Dec. 31, 2009	$ 161,824	$ 15	$ 151,672	$ (2,664)	$ (35,786)	$ 9,967	$ 2,782	$ 125,986	$ 35,838
Balance, shares at Dec. 31, 2009		147,643,168
Increase (Decrease) in Stockholders' Equity
Net loss	(25,107)				(18,644)			(18,644)	(6,463)
Other comprehensive income (note18)	3,448					2,416		2,416	1,032
Exercise of share options/vested restricted shares (note 11)	78		78					78
Exercise of share options/vested restricted shares (note 11), shares		781,628
Share repurchase	(1,172)			(1,172)				(1,172)
Share repurchase, shares	(1,288,800)	(1,288,800)
Share-based compensation expense- non-employees	19		19					19
Share-based compensation expense - employees (note 11)	4,044		4,044					4,044
Capital contribution from noncontrolling interests	2,898		602					602	2,296
Balance at Dec. 31, 2010	146,032	15	156,415	(3,836)	(54,430)	12,383	2,782	113,329	32,703
Balance, shares at Dec. 31, 2010		147,135,996
Increase (Decrease) in Stockholders' Equity
Net loss	(40,118)				(28,200)			(28,200)	(11,918)
Other comprehensive income (note18)	1,941					467		467	1,474
Exercise of share options/vested restricted shares (note 11), shares		116,500
Issuance of ordinary shares (in shares)		4,000
Share repurchase	(2,654)			(2,654)				(2,654)
Share repurchase, shares	(7,303,200)	(7,303,200)
Share-based compensation expense- non-employees	4		4					4
Share-based compensation expense - employees (note 11)	2,417		2,417					2,417
Capital contribution from noncontrolling interests	718		43					43	675
Balance at Dec. 31, 2011	108,340	15	158,879	(6,490)	(82,630)	12,850	2,782	85,406	22,934
Balance, shares at Dec. 31, 2011		139,953,296
Increase (Decrease) in Stockholders' Equity
Net loss	(7,256)				(619)			(619)	(6,637)
Other comprehensive income (note18)	(1,530)					(1,456)		(1,456)	(74)
Exercise of share options/vested restricted shares (note 11)	64		64					64
Exercise of share options/vested restricted shares (note 11), shares		469,744
Share repurchase	(7,396)			(7,396)				(7,396)
Share repurchase, shares	(23,823,184)	(23,823,184)
Share-based compensation expense - employees (note 11)	2,074		2,074					2,074
Disposal of a subsidiary	933								933
Balance at Dec. 31, 2012	$ 95,229	$ 15	$ 161,017	$ (13,886)	$ (83,249)	$ 11,394	$ 2,782	$ 78,073	$ 17,156
Balance, shares at Dec. 31, 2012		116,599,856